SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Income before income taxes	$ 38,072	$ 22,041	$ 82,981	$ 51,198
Combined federal and provincial statutory income tax rates	27.00%	27.00%	27.00%	27.00%
Income tax expense at statutory rates	$ 10,279	$ 5,951	$ 22,405	$ 13,823
Permanent differences	7,368	5,943	5,716	(6,855)
Change due to differences in tax rates	5,117	4,435	8,865	15,169
Inflation adjustment	(512)	(33)	(928)	(50)
Change due to foreign translation	10,595	(15,779)	12,493	(3,063)
Deferred tax assets not recognized	1,089	1,585	1,720	1,324
Mexico mining royalty tax	1,026	48	2,924	235
Tax effect of investment in subsidiaries	(262)	(1,509)	(517)	(236)
Impact of change in accounting estimate	807	325	(172)	325
Others	560	98		98
Income tax expense	$ 36,067	$ 1,064	$ 52,506	$ 20,770